FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-4623

   First Investors Multi-State Insured Tax Free Fund Fund
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   Raritan Plaza I
   Edison, NJ 08837-3620
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 12/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005

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   Item 1. Proxy Voting Record

   First Investors Multi-State Insured Tax Free Fund - Massachusetts Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Michigan Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Minnesota Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Ohio Fund

				None


   First Investors Multi-State Insured Tax Free Fund - California Fund

				None


   First Investors Multi-State Insured Tax Free Fund - New Jersey Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Pennsylvania Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Virginia Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Arizona Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Connecticut Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Florida Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Maryland Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Colorado Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Georgia Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Missouri Fund

				None


   First Investors Multi-State Insured Tax Free Fund - North Carolina Fund

				None


   First Investors Multi-State Insured Tax Free Fund - Oregon Fund

				None

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Multi-State Insured Free Fund, Inc.
       (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 25, 2005